Derivative Financial Instruments and Risk Management Policies - Breakdown of Financial Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Other financial income	€ 6,158	€ 5,608	€ 4,833
Total	48,422	48,693	52,008
Subtotal	0
Subtotal	(2,795)	(2,690)	(3,363)
Transfer from equity of results of cash flow hedges	166	68	(162)
Telefonica de Argentina, SA
Disclosure of financial assets [line items]
Impact of hyperinflation on net monetary position on financial income	42	67
Derivative instruments
Disclosure of financial assets [line items]
Interest income	291	234	638
Dividends received	15	15	16
Other financial income	120	826	17
Total	426	1,075	671
Changes in fair value of asset derivatives at fair value through profit or loss	353	202	35
Changes in fair value of liability derivatives at fair value through profit or loss	(376)	(190)	(97)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	(3)	(3)	0
Transfer from equity of results of cash flow hedges - future cash flows that are not longer expected to happen	0	(7)	0
Transfer from equity to profit and loss from available-for-sale assets and others			(33)
(Loss)/Gain on fair value hedges	604	(223)	(150)
Gain/(loss) on adjustment to items hedged by fair value hedges	(540)	271	194
Subtotal	38	50	(51)
Interest expenses	(1,903)	(1,715)	(2,137)
Ineffective portion of cash flow hedges	(20)	(29)	(10)
Accretion of provisions and other liabilities	(334)	(410)	(453)
Other financial expenses	(160)	(203)	(310)
Subtotal	(2,417)	(2,357)	(2,910)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,953)	€ (1,232)	€ (2,290)
Derivative instruments | Telefónica Brazil
Disclosure of financial assets [line items]
Other financial income	€ 665